Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue	$ 600		$ 6,100	$ 69,100	$ 130,356	$ 130,956
OPERATING EXPENSES:
General and administrative	842,049	116,448	2,275,526	344,902	2,663,192	3,505,241
Selling and marketing	4,779	1,020	8,309	16,837	81,693	86,472
Total operating expenses	846,828	117,468	2,283,835	361,739	2,744,885	3,591,713
Operating loss	(846,228)	(117,468)	(2,277,735)	(292,639)	(2,614,529)	(3,460,757)
Other expenses:
Interest expense	25,711	8,545	85,187	7,903	93,090	118,801
Total other expense	25,711	8,545	85,187	7,903	93,090	118,801
Loss before taxes	(871,939)	(126,013)	(2,362,922)	(300,542)	(2,707,619)	(3,579,558)
Income tax provision
Net loss	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (2,707,619)	$ (3,579,558)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.01)		$ (0.06)	$ (0.02)
Weighted average common shares outstanding
Basic and diluted (in shares)	75,000,000	26,016,342	40,463,483	19,932,819